Offerings	Jun. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2029
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99946
Maximum Aggregate Offering Price	$ 599,676,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,815.26
Offering Note	This registration fee table shall be deemed to update the "Registration fee" in Item 14. Other Expenses of Issuance and Distribution in the Company's Registration Statement on Form S-3 (File No. 333-285715) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2033
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.9974
Maximum Aggregate Offering Price	$ 398,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,096.38
Offering Note	This registration fee table shall be deemed to update the "Registration fee" in Item 14. Other Expenses of Issuance and Distribution in the Company's Registration Statement on Form S-3 (File No. 333-285715) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.